CLAYMORE EXCHANGE-TRADED FUND TRUST

Guggenheim BulletShares 2018 Corporate Bond ETF	Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
Guggenheim BulletShares 2019 Corporate Bond ETF	Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
Guggenheim BulletShares 2020 Corporate Bond ETF	Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
Guggenheim BulletShares 2021 Corporate Bond ETF	Guggenheim BulletShares 2024 High Yield Corporate Bond ETF
Guggenheim BulletShares 2022 Corporate Bond ETF	Guggenheim S&P Global Dividend Opportunities Index ETF
Guggenheim BulletShares 2023 Corporate Bond ETF	Guggenheim Defensive Equity ETF
Guggenheim BulletShares 2024 Corporate Bond ETF	Guggenheim Dow Jones Industrial Average® Dividend ETF
Guggenheim BulletShares 2025 Corporate Bond ETF	Guggenheim Insider Sentiment ETF
Guggenheim BulletShares 2026 Corporate Bond ETF	Guggenheim Mid-Cap Core ETF
Guggenheim BulletShares 2027 Corporate Bond ETF	Guggenheim Multi-Asset Income ETF
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	Guggenheim S&P Spin-Off ETF
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	Guggenheim Ultra Short Duration ETF
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	Wilshire Micro-Cap ETF

CLAYMORE EXCHANGE-TRADED FUND TRUST 2

Guggenheim China Real Estate ETF	Guggenheim China All-Cap ETF
Guggenheim Frontier Markets ETF	Guggenheim S&P Global Water Index ETF
Guggenheim International Multi-Asset Income ETF	Guggenheim U.S. Large Cap Optimized Volatility ETF
Guggenheim MSCI Global Timber ETF	Guggenheim Total Return Bond ETF
Guggenheim Shipping ETF
(the “Funds”)

Supplement to the Funds’ Prospectuses and Statements of Additional Information dated September 27, 2017, September 28, 2017 and December 29, 2017, each as supplemented from time to time

On September 28, 2017, Guggenheim Capital LLC entered into an agreement to sell its exchange-traded funds business to Invesco Ltd. (“Invesco”), a leading independent global investment management company (the “Transaction”). In connection with the Transaction, on November 15, 2017, the Board of Trustees of the Claymore Exchange-Traded Fund Trust and Claymore Exchange-Traded Fund Trust 2 (the “Trusts”) approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”) providing for the reorganization (the “Reorganizations”) of the Funds, each a series of a Trust, into corresponding newly-created exchange-traded funds of the PowerShares by Invesco family of funds (the “Acquiring Funds”).

As of March 26, 2018, each Reorganization has been approved by the shareholders of the applicable Fund. Accordingly, each Reorganization is expected to close on April 6, 2018, or as soon as practicable thereafter. Following the closing of each Reorganization, shareholders of each Fund will become shareholders of the corresponding Acquiring Fund as set forth below. Shareholders of each Fund will receive shares of the corresponding Acquiring Fund (and cash with respect to any fractional shares held by a Fund shareholder) with an aggregate net asset value equal to the net asset value of their shares of the Fund held immediately prior to each Reorganization.  Each Reorganization is expected to be a tax-free transaction.

Each Acquiring Fund will have the same investment objective and will track the same underlying index (except for the Acquiring Funds and corresponding Funds that are actively managed) as its corresponding Fund, and will be subject to substantially the same principal investment strategies, policies and risks as the corresponding Fund, but as part of an Invesco-sponsored platform.

Fund	Acquiring Fund
Guggenheim BulletShares 2018 Corporate Bond ETF	PowerShares BulletShares 2018 Corporate Bond Portfolio
Guggenheim BulletShares 2019 Corporate Bond ETF	PowerShares BulletShares 2019 Corporate Bond Portfolio
Guggenheim BulletShares 2020 Corporate Bond ETF	PowerShares BulletShares 2020 Corporate Bond Portfolio
Guggenheim BulletShares 2021 Corporate Bond ETF	PowerShares BulletShares 2021 Corporate Bond Portfolio
Guggenheim BulletShares 2022 Corporate Bond ETF	PowerShares BulletShares 2022 Corporate Bond Portfolio
Guggenheim BulletShares 2023 Corporate Bond ETF	PowerShares BulletShares 2023 Corporate Bond Portfolio
Guggenheim BulletShares 2024 Corporate Bond ETF	PowerShares BulletShares 2024 Corporate Bond Portfolio
Guggenheim BulletShares 2025 Corporate Bond ETF	PowerShares BulletShares 2025 Corporate Bond Portfolio
Guggenheim BulletShares 2026 Corporate Bond ETF	PowerShares BulletShares 2026 Corporate Bond Portfolio
Guggenheim BulletShares 2027 Corporate Bond ETF	PowerShares BulletShares 2027 Corporate Bond Portfolio
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	PowerShares BulletShares 2018 High Yield Corporate Bond Portfolio
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	PowerShares BulletShares 2019 High Yield Corporate Bond Portfolio
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	PowerShares BulletShares 2020 High Yield Corporate Bond Portfolio
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	PowerShares BulletShares 2021 High Yield Corporate Bond Portfolio
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	PowerShares BulletShares 2022 High Yield Corporate Bond Portfolio
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	PowerShares BulletShares 2023 High Yield Corporate Bond Portfolio
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	PowerShares BulletShares 2024 High Yield Corporate Bond Portfolio
Guggenheim S&P Global Dividend Opportunities Index ETF	PowerShares S&P Global Dividend Opportunities Index Portfolio
Guggenheim Defensive Equity ETF	PowerShares Defensive Equity Portfolio
Guggenheim Dow Jones Industrial Average® Dividend ETF	PowerShares Dow Jones Industrial Average® Dividend Portfolio
Guggenheim Insider Sentiment ETF	PowerShares Insider Sentiment Portfolio
Guggenheim Mid-Cap Core ETF	PowerShares Zacks Mid-Cap Portfolio
Guggenheim Multi-Asset Income ETF	PowerShares Zacks Multi-Asset Income Portfolio
Guggenheim S&P Spin-Off ETF	PowerShares S&P Spin-Off Portfolio
Guggenheim Ultra Short Duration ETF	PowerShares Ultra Short Duration Portfolio
Wilshire Micro-Cap ETF	PowerShares Wilshire Micro-Cap Portfolio
Guggenheim China Real Estate ETF	PowerShares China Real Estate Portfolio
Guggenheim Frontier Markets ETF	PowerShares Frontier Markets Portfolio
Guggenheim International Multi-Asset Income ETF	PowerShares Zacks International Multi-Asset Income Portfolio
Guggenheim MSCI Global Timber ETF	PowerShares MSCI Global Timber Portfolio
Guggenheim Shipping ETF	PowerShares Shipping Portfolio
Guggenheim China All-Cap ETF	PowerShares China All-Cap Portfolio
Guggenheim S&P Global Water Index ETF	PowerShares S&P Global Water Index Portfolio
Guggenheim U.S. Large Cap Optimized Volatility ETF	PowerShares U.S. Large Cap Optimized Volatility Portfolio
Guggenheim Total Return Bond ETF	PowerShares Total Return Bond Portfolio

Claymore Exchange-Traded Fund Trust
Claymore Exchange-Traded Fund Trust 2
227 West Monroe Street
Chicago, Illinois 60606

Please Retain This Supplement for Future Reference

March 28, 2018	BULLETS-PRO-SUP2